Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Our U.S. operating results have been included in consolidated federal, and certain state and local income tax returns filed by CBS. The income tax expense reflected in the Consolidated Statements of Operations, deferred tax assets and liabilities included in the Consolidated Statements of Financial Position and income tax payments reflected in the Condensed Consolidated Statements of Cash Flows have been prepared as if these amounts were calculated on a separate tax return basis for us. We believe that the assumptions and estimates used to determine these tax amounts are reasonable. However, the consolidated financial statements herein may not necessarily reflect our income tax expense or tax payments in the future, or what our tax amounts would have been if we had been a stand-alone company during the periods presented.

On April 2, 2014, we entered into a tax matters agreement, which governs the respective rights, responsibilities and obligations of CBS and us with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings, and other matters regarding taxes for the periods during which we are a member of the CBS consolidated tax group.

Our effective income tax rate represents a combined annual effective tax rate for federal, state, local and foreign taxes applied to interim operating results.

The effective income tax rate was 43.1% for the three months ended March 31, 2014, and 43.2% for the three months ended March 31, 2013.

INCOME TAXES
The Company’s U.S. operating results have been included in consolidated federal, and certain state and local income tax returns filed by CBS. The income tax expense reflected in the Combined Consolidated Statements of Operations, deferred tax assets and liabilities included in the Combined Consolidated Balance Sheets and income tax payments reflected in the Combined Consolidated Statements of Cash Flows have been prepared as if these amounts were calculated on a separate tax return basis for the Company. Management believes that the assumptions and estimates used to determine these tax amounts are reasonable. However, the combined consolidated financial statements herein may not necessarily reflect the Company’s income tax expense or tax payments in the future, or what its tax amounts would have been if the Company had been a stand-alone company during the periods presented.
Cash paid for income taxes was assumed to be $112.8 million, $96.5 million and $50.9 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The U.S. and foreign components of income before income taxes and equity in earnings of investee companies were as follows:

Year Ended December 31,	2013	2012	2011
United States	$239.8	$201.9	$178.6
Foreign	(2.2)	(1.7)	14.6
Total	$237.6	$200.2	$193.2

The components of the provision for income taxes are as follows:

Year Ended December 31,	2013	2012	2011
Current:
Federal	$85.1	$71.8	$32.5
State and local	21.8	18.9	10.5
Foreign	5.2	4.9	12.0
	112.1	95.6	55.0
Deferred	(15.5)	(6.6)	32.8
Provision for income taxes	$96.6	$89.0	$87.8

The difference between income taxes expected at the U.S. federal statutory income tax rate of 35% and the provision for income taxes is summarized as follows:

Year Ended December 31,	2013	2012	2011
Taxes on income at U.S. statutory rate	$83.2	$70.1	$67.6
State and local taxes, net of federal tax benefit	7.6	13.4	13.1
Effect of foreign operations	4.0	2.2	3.4
Audit settlements	—	—	3.8
Other, net (a)	1.8	3.3	(0.1)
Provision for income taxes	$96.6	$89.0	$87.8

(a)	For 2012, other primarily reflects a charge related to the Company’s domestic production deduction.
The following table is a summary of the components of deferred income tax assets and liabilities.

At December 31,	2013	2012
Deferred income tax assets:
Provision for expenses and losses	$31.3	$35.4
Postretirement and other employee benefits	9.9	12.7
Tax credit and loss carryforwards	14.6	13.7
Other	0.1	1.9
Total deferred income tax assets	55.9	63.7
Valuation allowance	(10.1)	(8.0)
Deferred income tax assets, net	45.8	55.7
Deferred income tax liabilities:
Property, equipment and intangible assets	(309.3)	(340.5)
Other	(0.5)	—
Total deferred income tax liabilities	(309.8)	(340.5)
Deferred income tax liabilities, net	$(264.0)	$(284.8)

At December 31, 2012, $2.9 million of noncurrent deferred tax assets was included in “Other assets” on the Combined Consolidated Balance Sheet.
At December 31, 2013, the Company had net operating loss carryforwards for federal, state and local, and foreign jurisdictions of $47.2 million. Approximately $22.0 million of these losses may be carried forward indefinitely, subject to limitations imposed by local tax laws. The remaining net operating losses expire in various years from 2014 through 2027.
The 2013 and 2012 deferred income tax assets were reduced by a valuation allowance of $10.1 million and $8.0 million, respectively, principally relating to income tax benefits from net operating losses which are not expected to be realized.
The Company’s international operations have generated cumulative losses, and, therefore have no unremitted earnings.
The following table sets forth the change in the reserve for uncertain tax positions, excluding related accrued interest and penalties.

At January 1, 2011	$1.9
Additions for current year tax positions	3.5
At December 31, 2011	5.4
Additions for current year tax positions	3.8
Reductions for prior year tax positions	(4.3)
At December 31, 2012	4.9
Additions for current year tax positions	0.2
Reductions for prior year tax positions	(1.1)
At December 31, 2013	$4.0

The reserve for uncertain tax positions of $4.0 million at December 31, 2013 includes $3.4 million which would affect the Company’s effective income tax rate if and when recognized in future years.
The Company recognizes interest and penalty charges related to the reserve for uncertain tax positions as part of income tax expense. These charges were not material for any of the periods presented.